UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus
U.S. Treasury
Long Term Fund

SEMIANNUAL REPORT June 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
9	Statement of Options Written
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
23	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus U.S. Treasury Long Term Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Treasury Long Term Fund, covering the six-month period from January 1, 2005, through June 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s primary portfolio manager, Christopher Pellegrino.

The first half of 2005 proved to be an unusual time for fixed-income securities. Contrary to historical norms, yields of longer-term U.S. government securities fell — and their prices rose — even as the Federal Reserve Board attempted to forestall inflationary pressures by raising short-term interest rates. Signs of potential economic weakness, a strengthening U.S. dollar and robust investor demand appear to have fueled the rally in the more interest-rate-sensitive parts of the market. Conversely, prices in the corporate bond market declined despite an expanding economy, improved balance sheets and persistently low default rates.

In our view, these factors may have created new opportunities and challenges for fixed-income investors. Our economists currently expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for market conditions that could affect the various sectors of the U.S. bond market in different ways. As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2005

DISCUSSION OF FUND PERFORMANCE

Christopher Pellegrino, Portfolio Manager

How did Dreyfus U.S. Treasury Long Term Fund perform relative to its benchmark?

For the six-month period ended June 30, 2005, the fund achieved a total return of 7.30% .1 In comparison, the fund’s benchmark, the Merrill Lynch Governments, U.S. Treasury, Long-Term Index, achieved a total return of 8.24% for the same period.2

Despite rising short-term interest rates from the Federal Reserve Board (the “Fed”), long-term bond yields fell and their prices rose, primarily due to persistently low inflation expectations and robust demand for U.S.Treasury securities from overseas investors.The fund produced lower returns than its benchmark, which we attribute to its yield curve strategy in January.The fund had been positioned for wider yield differences among bonds of various maturities, but yield differences narrowed, preventing the fund from participating as fully as the benchmark in the rally among long-term bonds.

Note to Shareholders: On January 31, 2005, Christopher Pellegrino and Catherine Powers became the fund’s primary and secondary portfolio managers, respectively. Each manages the portfolio under a dual-employee relationship with Dreyfus, using the proprietary investment processes of Standish Mellon Asset Management, LLC (Standish), a subsidiary of Mellon Financial Corporation and a Dreyfus affiliate. Mr. Pellegrino also is a Senior Portfolio Manager for Active Core Strategies, responsible for the management of high-grade core strategies, with Standish. Ms. Powers also is a Senior Portfolio Manager for Active Core Strategies, responsible for high-grade core and core-plus fixed-income strategies, with Standish.

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income. As a U.S.Treasury securities fund, the fund invests in U.S.Treasury bills, notes, bonds and other securities that are issued or guaranteed by the U.S. government and its agencies or

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

instrumentalities.The fund may also invest in options and futures and enter into repurchase agreements with securities dealers that are backed by U.S.Treasuries.

Since U.S.Treasury bills, notes and bonds are backed by the full faith and credit of the U.S. government, they are generally considered among the highest-quality investments available. By investing in these obligations, the fund seeks to maintain a high degree of credit safety. Of course, the market value of the fund’s securities and the value of fund shares are not insured or guaranteed by the U.S. government.The fund generally maintains a dollar-weighted average maturity that exceeds 10 years, which can result in significant risk of principal decline if interest rates rise sharply.

What other factors influenced the fund’s performance?

The Fed continued to raise short-term interest rates, implementing rate hikes at each of four meetings of its Federal Open Market Committee during the first half of 2005. As a result, the federal funds rate climbed from 2.25% at the start of the reporting period to 3.25% at the end. As expected, rising interest rates eroded prices of most short-term fixed-income securities. Contrary to historical norms, however, prices of longer-term bonds rose, and the yield of the 10-year U.S.Treasury bond ended the reporting period below 4%.

Although Fed Chairman Alan Greenspan called the resilience of long-term U.S.Treasury securities “a conundrum” in February, it appears that bond prices have been supported by robust demand from overseas buyers, who have been attracted to the relative credit safety and higher yields compared to government securities in Europe or Japan. In addition, despite surging energy prices,U.S.Treasury securities have benefited from investors’ generally low inflation expectations in an uncertain economy.

After assuming responsibility for the fund’s management in late January, we adopted a slightly “barbelled” yield-curve strategy in which we marginally de-emphasized securities in the intermediate-term portion of the maturity spectrum and intensified our focus on securities with 30-year maturities.This positioning enabled the portfolio to participate more fully in market rallies at the longer end of the range when yield differences between short- and long-term bonds narrowed.

By balancing the fund’s longer-term holdings with shorter-term securities, we set the portfolio’s average duration in a range that was modestly shorter than the benchmark. This strategy was designed to reduce the fund’s sensitivity to higher short-term interest rates. However, it detracted slightly from the fund’s performance when longer-term bonds rallied. In addition, the fund’s performance was hurt somewhat in January by its then-current yield-curve strategy which was positioned for wider yield differences along the maturity spectrum.

Our security selection strategy focused primarily on nominal U.S. Treasury securities. For much of the reporting period, we also maintained a position in Treasury Inflation Protected Securities (“TIPS”). TIPS fared relatively well over the first half of 2005 as their principal was adjusted higher for inflation.We later eliminated the fund’s TIPS position after they reached price levels we considered fully valued.

What is the fund’s current strategy?

On the last day of the reporting period, the Fed implemented its ninth consecutive increase of short-term interest rates. In its statement accompanying the rate hike, the Fed left its assessment of the U.S. economy, inflation and monetary policy unchanged from previous announcements. Most analysts interpreted this as a sign that the Fed is not yet finished with its credit-tightening campaign and that more rate hikes are likely through year-end. Accordingly, we have maintained the fund’s relatively short average duration and modestly “barbelled” yield curve positioning. In our view, these are prudent strategies until the Fed signals that its moves toward a less accommodative monetary policy are nearing an end.

July 15, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s return would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch Governments, U.S.Treasury, Long-Term Index is an
unmanaged performance benchmark for Treasury securities with maturities of 10 years and over;
issues in the Index must have par amounts outstanding greater than or equal to $1 billion.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S.Treasury Long Term Fund from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 3.34
Ending value (after expenses)	$1,073.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

Expenses paid per $1,000 †	$ 3.26
Ending value (after expenses)	$1,021.57

† Expenses are equal to the fund’s annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2005 (Unaudited)
	Principal
Bonds and Notes—94.9%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed—3.6%
Small Business Administration,
Ser. 2005-P10A, Cl. AN, 4.638%, 2/10/2015	3,000,000	3,024,090
U.S. Treasury Bonds—69.7%
5.25%, 11/15/2028	13,410,000	15,320,389
5.25%, 2/15/2029	7,565,000	8,654,511
6%, 2/15/2026	1,500,000	1,848,630
6.125%, 11/15/2027	3,500,000	4,421,200
7.125% 2/15/2023	1,650,000	2,230,322
7.25%, 8/15/2022	3,500,000	4,763,815
7.625%, 2/15/2025	10,175,000	14,662,277
8%, 11/15/2021	5,175,000	7,458,261
		59,359,405
U.S. Treasury Notes—21.6%
2.75%, 7/31/2006	7,900,000 [a]	7,835,504
4.25%, 8/15/2013	8,770,000 [a]	8,991,995
6.5%, 2/15/2010	1,445,000 [a]	1,613,039
		18,440,538
Total Bonds and Notes
(cost $75,895,943)		80,824,033

	Face Amount
	Covered by
Options—.1%	Contracts ($)	Value ($)

Call Options—.1%
U.S. Treasury Notes, 4%, 2/15/2015
August 2005 @ 98.453125	800,000	15,952
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 101.328125	840,000	8,341
U.S. Treasury Notes, 4.125%, 5/15/2010
July 2005 @ 100.21875	4,100,000	41,961
		66,254
Put Options—.0%
U.S. Treasury Notes, 3.875%, 5/15/2010
July 2005 @ 100.21875	4,100,000	13,133
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 99.578125	800,000	2,275
		15,408
Total Options
(cost $95,213)		81,662

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investments—.4%	Shares	Value ($)

Registered Investment Company;
Dryefus Institutional Preferred Plus Money Market Fund
(cost $351,000)	351,000 [b]	351,000

	Principal
Short-Term Investments—3.8%	Amount ($)	Value ($)

U.S. Treasury Bills:
2.71%, 7/14/2005	2,900,000	2,897,013
2.97%, 9/8/2005	100,000 [c]	99,427
3.06%, 9/29/2005	250,000	248,118
Total Short-Term Investments
(cost $3,244,667)		3,244,558

Investment of Cash Collateral
for Securities Loaned—22.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $18,936,634)	18,936,634 [b]	18,936,634

Total Investments (cost $98,523,457)	121.4%	103,437,887
Liabilties, Less Cash and Receivables	(21.4%)	(18,233,133)
Net Assets	100.0%	85,204,754

[a] All of these securities are on loan. At June 30, 2005, the total market value of the fund’s securities on loan is
$18,440,538 and the total market value of the collateral held by the fund is $18,936,634.
[b] Investments in affiliated money market mutual funds.
[c] Partially held by a broker as collateral for open financial futures position.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S.Treasury Bonds	69.7	Options	.1
Short-Term/		Futures Contracts	.1
Money Market Investments	26.4
U.S.Treasury Notes	21.6		121.5
U.S. Government Agencies/
Mortgage-Backed	3.6

† Based on net assets See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES June 30, 2005 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	88	9,985,250	September 2005	(35,750)
U.S. Treasury 30 Year Bonds	58	6,887,500	September 2005	143,188
Financial Futures Short
U.S. Treasury 2 Year Notes	213	44,237,438	September 2005	(30,016)
U.S. Treasury 5 Year Notes	100	10,889,063	September 2005	18,750
				96,172

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN June 30, 2005 (Unaudited)
	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury Notes, 4%, 2/15/2015
August 2005 @ 100	1,600,000	14,432
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 102.859375	1,680,000	7,190
Put Options;
U.S. Treasury Notes, 4.125%, 5/15/2015
August 2005 @ 97.9375
(Premuims received $28,588)	1,600,000	1,250
		22,872

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES June 30, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $18,440,538)—Note 1 (b):
Unaffiliated issuers	79,235,823	84,150,253
Affiliated issuers	19,287,634	19,287,634
Dividends and Interest receivable		1,074,279
Receivable for futures variation margin—Note 4		36,688
Receivable for shares of Beneficial Interest subscribed		25,523
Prepaid expenses		9,133
		104,583,510

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		45,269
Cash overdraft due to Custodian		49,976
Liability for securities on loan—Note 1(b)		18,936,634
Payable for investment securities purchased		248,091
Payable for shares of Beneficial Interest redeemed		40,477
Outstanding options written, at value (premiums
received $28,588)—See Statement of Options Written		22,872
Accrued expenses		35,437
		19,378,756

Net Assets ($)		85,204,754

Composition of Net Assets ($):
Paid-in capital		89,302,850
Accumulated distributions in excess of investment income—net		(566,836)
Accumulated net realized gain (loss) on investments		(8,547,578)
Accumulated net unrealized appreciation (depreciation)
on investments (including $96,172 net unrealized
appreciation on financial futures)		5,016,318

Net Assets ($)		85,204,754

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		5,033,650
Net Asset Value, offering and redemption price per share ($)		16.93

See notes to financial statements.

10

STATEMENT OF OPERATIONS Six Months Ended June 30, 2005 (Unaudited)
Investment Income ($):
Income:
Interest	1,689,471
Dividends;
Affiliated issuers	34,779
Income from securities lending	3,865
Total Income	1,728,115
Expenses:
Management fee—Note 3(a)	243,090
Shareholder servicing costs—Note 3(b)	58,958
Auditing fees	16,477
Legal fees	10,207
Registration fees	10,163
Prospectus and shareholders’ reports	7,921
Trustees’ fees and expenses—Note 3(c)	7,695
Custodian fees—Note 3(b)	4,149
Loan commitment fees—Note 2	112
Miscellaneous	4,259
Total Expenses	363,031
Less—reduction in management fee
due to undertaking—Note 3(a)	(99,683)
Net Expenses	263,348
Investment Income—Net	1,464,767

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,539,887
Net realized gain (loss) on options transactions	1,375
Net realized gain (loss) on financial futures	199,229
Net Realized Gain (Loss)	2,740,491
Net unrealized appreciation (depreciation) on investments
(including $82,422 net unrealized appreciation on financial futures)	1,572,522
Net Realized and Unrealized Gain (Loss) on Investments	4,313,013
Net Increase in Net Assets Resulting from Operations	5,777,780

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income—net	1,464,767	3,023,199
Net realized gain (loss) on investments	2,740,491	(2,760,870)
Net unrealized appreciation
(depreciation) on investments	1,572,522	2,472,608
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,777,780	2,734,937

Dividends to Shareholders from ($):
Investment income—net	(1,768,678)	(3,971,600)

Beneficial Interest Transactions ($):
Net proceeds from shares sold	6,887,534	11,690,813
Dividends reinvested	1,227,847	2,767,091
Cost of shares redeemed	(8,239,517)	(32,226,953)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(124,136)	(17,769,049)
Total Increase (Decrease) in Net Assets	3,884,966	(19,005,712)

Net Assets ($):
Beginning of Period	81,319,788	100,325,500
End of Period	85,204,754	81,319,788
Distributions in excess of investment income—net	(566,836)	(262,925)

Capital Share Transactions (Shares):
Shares sold	419,552	739,970
Shares issued for dividends reinvested	74,674	176,189
Shares redeemed	(505,839)	(2,047,900)
Net Increase (Decrease) in Shares Outstanding	(11,613)	(1,131,741)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2005			Year Ended December 31,

(Unaudited)		2004	2003	2002	2001 [a]	2000

Per Share Data ($):
Net asset value,
beginning of period	16.12	16.24	16.18	15.20	15.60	14.01
Investment Operations:
Investment income—net	.29[b]	.54[b]	.40[b]	.56[b]	.68[b]	.82
Net realized and unrealized
gain (loss) on investments	.87	.06	.32	1.14	(.29)	1.59
Total from Investment Operations	1.16	.60	.72	1.70	.39	2.41
Distributions:
Dividends from
investment income—net	(.35)	(.72)	(.66)	(.72)	(.79)	(.82)
Net asset value, end of period	16.93	16.12	16.24	16.18	15.20	15.60

Total Return (%)	7.30[c]	3.87	4.47	11.43	2.52	17.74

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90[d]	.97	.94	.93	.84	1.00
Ratio of net expenses
to average net assets	.65[d]	.66	.80	.80	.80	.80
Ratio of net investment income
to average net assets	3.62[d]	3.45	2.43	3.62	4.37	5.64
Portfolio Turnover Rate	114.73[c]	1,413.24	1,618.06	1,219.47	683.08	913.52

Net Assets, end of period
($ x 1,000)	85,205	81,320	100,326	101,782	108,579	116,595

[a]	As required, effective January 1, 2001, the fund has adopted the provisions of AICPA and Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on fixed income securities on a scientific basis and including paydown gains and losses in interest income.The effect of these changes for the period ended December 31, 2001 was to decrease net investment income per share by $.10, increase net realized and unrealized gain (loss) on investments per share by $.10 and decrease the ratio of net investment income to average net assets from 5.08% to 4.37%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect these changes in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S.Treasury Long Term Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager”or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation, (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, financial futures and options) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the portfolio may lend securities to qualified institutions. At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $9,741,744 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2004. If not applied, $4,962,645 of the carryover expires in fiscal 2007, $498,604 expires in fiscal 2010 and $4,280,495 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows: ordinary income $3,971,600.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from January 1, 2005 through June 30, 2005 to reduce the management fee paid by the fund to the extent that if the fund’s aggregate expenses (as described above) exceed an annual rate of .65 of 1% of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $99,683 during the period ended June 30, 2005.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2005, the fund was charged $33,683 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2005, the fund was charged $26,239 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement to provide custodial services for the portfolio. During the period ended June 30, 2005, the fund was charged $4,149 pursuant to the custody agreement.

During the period ended June 30, 2005, the fund was charged $1,998 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $41,732, shareholder services plan fees $300, chief compliance officer fees $1,998, custodian fees $3,055 and transfer agency per account fees $10,339, which are offset against an expense reimbursement currently in effect in the amount of $12,155.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions during the period ended June 30, 2005, amounted to $89,653,003 and $90,962,596, respectively.

The fund may purchase and write (sell) calls/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates. Call options written open at June 30, 2005, are set forth in the Statement of Options Written.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. Put options written open at June 30, 2005, are set forth in the Statement of Options Written.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, the following table summarizes the fund’s call/put options written during the period ended June 30, 2005:

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2005, are set forth in the Statement of Financial Futures.

At June 30, 2005, accumulated net unrealized appreciation on investments was $4,914,430, consisting of $4,947,186 gross unrealized appreciation and $32,756 gross unrealized depreciation.

At June 30,2005,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 24, 2005, the Board considered the re-approval of the fund’s Management Agreement (the “Management Agreement”) for an additional one-year term, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of the distribution channels of the fund as well as the distribution of other funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the fund’s distribution channel. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 23

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and the relevant Lipper category averages. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The fund’s total return performance for the one-, three-, five-and ten-year periods ended March 31, 2005 was higher than the Lipper category averages, and for the one-year period ended March 31, 2005 was higher than the comparison group average, but was lower than the comparison group averages for the other periods.The Board members also noted that the fund’s performance based on annualized income yields was better than the comparison group and Lipper category averages for the ten-year period ended March 31, 2005 and was better than the Lipper category averages for the one-, three-and five-year periods ended March 31, 2005, but lower than the comparison group averages for such periods. The Board also noted that a new primary portfolio manager for the funds had been appointed effective January 28, 2005.

The Board members reviewed the range of management fees and expense ratios, noting that the total net expense ratio was the second lowest among the comparison group funds, but slightly higher than the Lipper category average. The Board noted that for the last fiscal year the Manager waived a portion of its management fee.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and noted that the Manager did not manage any separate accounts with similar investment objectives, policies and strategies as the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.

The Board noted that there was only one Similar Fund and that it had the same management fee and net expense ratio as the fund.The Board members considered the relevance of the fee information provided for the Similar Fund managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s management fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The information also analyzed where any economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund’s overall performance and generally superior service levels provided.

The Fund 25

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L

O F T H E F U N D ’ S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

At the conclusion of these discussions, each Trustee expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s overall performance.
  The Board concluded that the fee paid by the fund to Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that, to the extent that the fund realizes material economies of scale, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

For More	Information

Dreyfus U.S. Treasury	Transfer Agent &
Long Term Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)